Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
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Allowance Related to Unallocated Segment

The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2014 and December 31, 2013. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2014

Allowance for loan losses:

Beginning balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528
Charge-offs	(338)	(1,661)	(198)	(2,449)	—	(135)	—	(4,781)
Recoveries	249	363	50	292	6	61	—	1,021
Provision	(930)	615	650	680	238	56	191	1,500

Ending Balance	$1,822	$2,580	$4,798	$3,747	$428	$196	$697	$14,268

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013

Allowance for loan losses:

Beginning balance	$2,811	$4,836	$5,303	$5,780	$349	$246	$417	$19,742
Charge-offs	(483)	(989)	(815)	(2,907)	(136)	(220)	—	(5,550)
Recoveries	141	265	184	458	108	80	—	1,236
Provision	372	(849)	(376)	1,893	(137)	108	89	1,100

Ending Balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2014
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$641	$57	$20	$305	$—	$—	$—	$1,023

Ending balance:
Collectively evaluated for impairment	$1,181	$2,523	$4,778	$3,442	$428	$196	$697	$13,245

Ending balance	$1,822	$2,580	$4,798	$3,747	$428	$196	$697	$14,268

Loan balances outstanding:

Ending balance:
Individually evaluated for impairment	$2,304	$3,557	$2,175	$3,108	$—	$5		$11,149

Ending balance:
Collectively evaluated for impairment	$111,882	$139,457	$306,491	$265,402	$65,452	$15,024		$903,708

Ending balance	$114,186	$143,014	$308,666	$268,510	$65,452	$15,029		$914,857

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$1,262	$390	$55	$802	$—	$—	$—	$2,509

Ending balance:
Collectively evaluated for impairment	$1,579	$2,873	$4,241	$4,422	$184	$214	$506	$14,019

Ending balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528

Loan balances outstanding:

Ending balance:
Individually evaluated for impairment	$3,869	$6,792	$3,383	$4,005	$—	$8		$18,057

Ending balance:
Collectively evaluated for impairment	$112,006	$154,222	$279,449	$246,686	$39,964	$10,857		$843,184

Ending balance	$115,875	$161,014	$282,832	$250,691	$39,964	$10,865		$861,241

Credit Exposures by Internally Assigned Grades
December 31, 2014	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,903	$128,222	$298,237	$100,810	$59,584	$5,651	$700,407
Special Mention	3,446	5,492	6,305	697	19	—	15,959
Substandard	2,837	9,300	4,124	8,834	41	46	25,182
Doubtful	—	—	—	—	—	—	—

Ending Balance	$114,186	$143,014	$308,666	$110,341	$59,644	$5,697	$741,548

December 31, 2013	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,923	$143,531	$272,407	$98,700	$35,495	$2,252	$660,308
Special Mention	2,038	4,334	4,811	986	21	—	12,190
Substandard	5,914	13,149	5,614	8,175	—	70	32,922
Doubtful	—	—	—	2,349	—	—	2,349

Ending Balance	$115,875	$161,014	$282,832	$110,210	$35,516	$2,322	$707,769

Performing and Nonperforming Loans

Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2014
Performing	$158,169	$5,808	$9,332	$173,309
Nonperforming	—	—	—	—

Total	$158,169	$5,808	$9,332	$173,309

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2013
Performing	$140,481	$4,448	$8,543	$153,472
Nonperforming	—	—	—	—

Total	$140,481	$4,448	$8,543	$153,472

Aging Analysis of Past Due Loans

Following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2014 and 2013.

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$58	$—	$187	$245	$113,941	$114,186	$—
Commercial Real Estate—Owner Occupied	622	251	657	1,530	141,484	143,014	—
Commercial Real Estate—Non-Owner Occupied	521	5	2,103	2,629	306,037	308,666	—
Residential Real Estate	1,923	721	2,347	4,991	263,519	268,510	—
Real Estate Construction	33	—	8	41	65,411	65,452	—
Consumer and Other	131	8	19	158	14,871	15,029	—

Total	$3,288	$985	$5,321	$9,594	$905,263	$914,857	$—

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$105	$—	$443	$548	$115,327	$115,875	$—
Commercial Real Estate—Owner Occupied	253	188	1,643	2,084	158,930	161,014	—
Commercial Real Estate—Non-Owner Occupied	208	13	455	676	282,156	282,832	—
Residential Real Estate	3,140	1,084	5,531	9,755	240,936	250,691	—
Real Estate Construction	—	—	—	—	39,964	39,964	—
Consumer and Other	170	20	—	190	10,675	10,865	—

Total	$3,876	$1,305	$8,072	$13,253	$847,988	$861,241	$—

Summary of Nonaccrual Loans

The following table presents loans on nonaccrual status as of December 31, 2014 and 2013.

	2014	2013
Commercial & Agriculture	$1,264	$1,590
Commercial Real Estate—Owner Occupied	3,403	6,360
Commercial Real Estate—Non-Owner Occupied	2,134	3,249
Residential Real Estate	6,674	9,210
Real Estate Construction	41	—
Consumer and Other	42	50

Total	$13,558	$20,459

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2014 and December 31, 2013 were as follows:

	For the Twelve Month Period Ended December 31, 2014			For the Twelve Month Period Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—	—	$—	$—
Commercial Real Estate—Owner Occupied	—	—	—	2	547	547
Commercial Real Estate—Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	9	619	554	—	—	—
Real Estate Construction	1	35	35	—	—	—
Consumer and Other	—	—	—	—	—	—

Total Loan Modifications	10	$654	$589	2	$547	$547

Impaired Financing Receivables

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2014 and 2013.

	December 31, 2014			December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$1,377	$1,504		$1,525	$1,657
Commercial Real Estate—Owner Occupied	2,961	3,327		2,891	3,027
Commercial Real Estate—Non-Owner Occupied	92	140		3,092	3,187
Residential Real Estate	1,893	3,487		1,202	2,263
Consumer and Other	5	5		8	8

Total	6,328	8,463		8,718	10,142

With an allowance recorded:
Commercial & Agriculture	927	1,056	$641	2,344	2,437	$1,262
Commercial Real Estate—Owner Occupied	596	643	57	3,901	4,201	390
Commercial Real Estate—Non-Owner Occupied	2,083	2,287	20	291	295	55
Residential Real Estate	1,215	1,223	305	2,803	4,021	802

Total	4,821	5,209	1,023	9,339	10,954	2,509

Total:
Commercial & Agriculture	2,304	2,560	641	3,869	4,094	1,262
Commercial Real Estate—Owner Occupied	3,557	3,970	57	6,792	7,228	390
Commercial Real Estate—Non-Owner Occupied	2,175	2,427	20	3,383	3,482	55
Residential Real Estate	3,108	4,710	305	4,005	6,284	802
Consumer and Other	5	5	—	8	8	—

Total	$11,149	$13,672	$1,023	$18,057	$21,096	$2,509

For the year ended:	December 31, 2014		December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$3,316	$104	$4,761	$186
Commercial Real Estate—Owner Occupied	5,720	219	6,064	436
Commercial Real Estate—Non-Owner Occupied	2,767	40	5,855	85
Residential Real Estate	3,510	207	5,038	282
Real Estate Construction	—	—	302	—
Consumer and Other	6	—	31	—

Total	$15,319	$570	$22,051	$989